Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2012			2011
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships	$45,812	$(37,914)	$7,898	$56,492	$(45,958)	$10,534
Noncompete agreements	7,094	(6,310)	784	12,142	(10,579)	1,563
Total finite-lived intangible assets	52,906	(44,224)	8,682	68,634	(56,537)	12,097
Indefinite-lived intangible assets:
Renewable investment advisory rights	68,455	N/A	68,455	64,600	N/A	64,600
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	70,355	N/A	70,355	66,500	N/A	66,500
Goodwill	648,820	N/A	648,820	642,329	N/A	642,329
Total identifiable intangible assets and goodwill	$772,081	$(44,224)	$727,857	$777,463	$(56,537)	$720,926

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0
2017	$0.6